Income Taxes (Details) ¥ in Millions, $ in Millions	12 Months Ended	60 Months Ended
	Dec. 31, 2025 HKD ($)	Dec. 31, 2027 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Income Taxes [Line Items]
Income tax rate, percentage	16.50%
Operating loss carrying forwards (in Dollars)			$ 624,660	$ 2,673,782
Hong Kong Subsidiaries [Member]
Income Taxes [Line Items]
Operating loss carrying forwards (in Dollars)			$ 3,192,715	$ 8,312,910
PRC [Member]
Income Taxes [Line Items]
Enterprise income tax rate	25.00%
PRC [Member] | Forecast [Member]
Income Taxes [Line Items]
Enterprise income tax rate		25.00%
Assessable profit before tax (in Yuan Renminbi) | ¥		¥ 3.0
Assessable profit before tax rate		20.00%
Singapore [Member]
Income Taxes [Line Items]
Flate rate, percentage	17.00%
Hong Kong [Member]
Income Taxes [Line Items]
Applicable tax rate (in Dollars)	$ 2
Assessable profits percentage	8.25%
Assessable profits (in Dollars)	$ 2
Income tax rate, percentage	16.50%